Financial Instruments and Risk Management (Market risk - Sensitivity Analysis Non-derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Euro/ US Dollar [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ (82)	$ (131)
US Dollar/Israeli Shekel [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	70	152
US Dollar/British Pound [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	2	(1)
US Dollar/Japanese Yen [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	0	(2)
US Dollar/Brazilian Real risk [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	31	0
US Dollar/Chinese Yuan Renminbi [Member]
Disclosure of financial instruments [Line Items]
Impact on profit (loss)	$ 21	$ 2